Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 29, 2024	Dec. 29, 2023	Aug. 31, 2024	Mar. 08, 2024	Mar. 07, 2024	Oct. 12, 2023	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Preferred stock, par value	$ 0.001		$ 0.001				$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000				10,000,000
Preferred stock, shares issued	472,996		93,295				0
Preferred stock, shares outstanding	472,996		93,295				0
Common stock, par shares	$ 0.001						$ 0.001
Common stock, shares authorized	1,200,000		250,000,000	250,000,000	1,200,000		1,200,000
Common stock, shares issued	936,430						83,371
Common stock, shares outstanding	936,430		1,388,641			780,423	83,371
Percentage for issued and outstanding capital stock	90.20%
NextTrip Holdings, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares acquired		83,371
Percentage for issued and outstanding capital stock		100.00%